Service Concession Arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about service concession arrangements [abstract]
Summary of hydroelectric power generation at semangka, Indonesia	The Company’s expected future collections of service concession arrangements as of December 31, 2025 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	35,968
1 ~ 2 years		36,013
2 ~ 3 years		36,184
Over 3 years		512,761

	￦	620,926

Summary of Cppag power generation	The Company’s expected future collections of service concession arrangements as of December 31, 2025 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	80,668
1 ~ 2 years		80,668
2 ~ 3 years		80,668
Over 3 years		843,303

	￦	1,085,307

Summary of Guam Ukudu Combined thermal power plant Project	The Company’s expected future collections of service concession arrangements as of December 31, 2025 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	115,706
1 ~ 2 years		116,741
2 ~ 3 years		117,818
Over 3 years		2,815,444

	￦	3,165,709